SCHEDULE OF FEDERAL INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Statutory rate	21.00%	21.00%
Other permanent items	(11.80%)	0.70%
Business Combination expenses	0.00%	38.50%
Total	9.20%	60.20%
Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Statutory rate	21.00%	21.00%
Other permanent items	(0.30%)	0.00%
Total	0.00%	0.00%
State tax	(30.70%)	6.40%
Stock based compensation	0.00%	(0.10%)
Change in valuation allowance	17.00%	(27.30%)
Nondeductible interest expense	(7.00%)	0.00%